Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of significant components of deferred tax assets and liabilities
	2020	2019
Deferred tax assets (liabilities):
Net operating loss carryover	$3,972	$1,776
Intangibles amortization	728	701
Accrued compensation	-	17
Stock compensation	-	21
Capital losses	4	196
Bad debt allowance	11	5
Other	16	-
Deferred revenue	(20)	(35)
Total deferred tax assets, net	4,711	2,681
Less: valuation allowance	(4,711)	(2,681)
Net deferred tax assets	$-	$-

Schedule of the actual tax benefits from the expected benefit
	2020	2019
Statutory federal income tax rate	-21.0%	-21.0%
State income taxes, net of federal benefits	0.1%	-1.1%
Non-deductible items	14.0%	6.6%
True ups	-5.1%	-
Change in valuation allowance	12.0%	15.5%
Effective income tax rate	-%	-%